CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH
Cash at banks and on hand	$ 144,800	$ 89,500	$ 56,800
Total cash and cash equivalents	144,844	89,514	56,847	$ 124,088
Cash provided as security for initial margin calls and negative market values on derivatives etc	5,900	46,100	15,700
Sale-and-leaseback transaction prepayment to be released upon delivery of the vessel	21,000
Restricted cash	26,900	46,100	15,700
Cash and cash equivalents, including restricted cash	$ 171,700	$ 135,600	$ 72,500